Note 7 - Cost of Revenue - Cost of Revenue (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Payouts to publishers and monetization partners		$ 2,096	$ 1,227	$ 1,303
Cost of prepaid airtime and handsets sold		29,836	9,096
Microlending service fee	[1]	29,759	428
Cost of professional services	[2]	11,754	6,693	2,181
Other expenses		546	2,565	485
Total	[3]	$ 73,991	$ 20,009	$ 3,969

[1]	Includes accrued fee for provision of app, systems and platform maintenance, and data processing services as well as managerial oversight to P C Financial Services, the subsidiary of the Group offering microloans in India. See Note 28 for more details.
[2]	The Group provided development and managerial services to equity-accounted investees. Related to this, the Group incurred expenses, predominantly personnel expenses. In 2019, the Group reclassified personnel and other operating expenses in prior periods as cost of revenue. In 2018, the Group reclassified personnel expenses of US$6,285 thousand as cost of revenue, compared to US$2,181 thousand in 2017. Other operating expenses reclassified as cost of revenue was US$408 thousand in 2018 and US$485 thousand in 2017.
[3]	Certain expenses in the comparative periods have been reclassified as Cost of revenue. See Note 7 for more details.